Acquisition of 39PU (Tables)	12 Months Ended
Jun. 30, 2020
China Merchants Bank Danyang branch [Member]
Schedule of estimated fair values for major classes of assets acquired and liabilities
Fair value
ASSETS
Net tangible assets	$3,509,468
Goodwill	7,863,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	$5,800,000

Schedule of reconciliation of the fair value of major classes
Fair value
Carrying amounts of major classes of acquired assets
Cash	$29,728
Short-term investments	1,447,775
Inventories	1,352,379
Property and equipment, net	716,811
Other assets	243,645
Total assets	3,790,338
Less: total liabilities	(280,870)
Net tangible assets	$3,509,468

Schedule of finalization of the purchase price allocation

	Urban Tea	39Pu	Pro Forma Financial Data

Revenue	$865,705	$119,028	$984,733
Cost of revenues	(508,462)	(54,946)	(563,408)
Gross profit	357,243	64,082	421,325

Total operating expenses	(2,813,636)	(119,086)	(2,932,722)

Total other income, net	333,966	546,050	880,016

Net loss before income taxes	(2,122,427)	491,046	(1,631,381)

Income tax expenses	-	-	-
Net loss	(2,122,427)	491,046	(1,631,381)

Less: Net loss attributable to non-controlling interests	15,827	-	15,827

Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$(2,106,600)	$491,046	$(1,615,554)

(Loss) income per share- basic and diluted	$(0.06)	$-	$(0.05)

Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	-	33,227,331